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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09713

                     Active Assets Institutional Money Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: June 30, 2008

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                  ANNUALIZED
PRINCIPAL                                                            YIELD
AMOUNT IN                                                         ON DATE OF        MATURITY
THOUSANDS                       DESCRIPTION                        PURCHASE           DATE              VALUE
---------   ---------------------------------------------------   ----------   -----------------   --------------
            COMMERCIAL PAPER (46.6%)
            Asset-Backed - Auto (2.7%)
 $  8,000   DaimlerChrysler Revolving Auto Conduit LLC Series I      3.18%          05/08/08       $    7,973,853
   15,000   FCAR Ford Motor Credit                                   3.20           05/09/08           14,949,333
   31,000   FCAR Owner Trust (A-1+)                                3.15-3.45   04/02/08-05/15/08       30,972,513
    4,500   New Center Asset Trust                                   3.75           04/04/08            4,498,594
                                                                                                   --------------
                                                                                                       58,394,293
                                                                                                   --------------
            Asset-Backed - Consumer (5.1)
    6,000   CAFCO LLC*                                               3.18           04/25/08            5,990,593
   51,900   CRC Funding*                                           3.11-3.28   04/25/08-05/29/08       51,704,424
   21,000   Gemini Securitization Corp., LLC*                      3.10-3.35   04/10/08-05/08/08       20,968,321
      823   Kitty Hawk Funding Corp*                                 3.25           05/15/08              819,657
    3,000   Old Line Funding, LLC*                                   3.19           05/02/08            2,991,759
   20,021   Park Avenue Rec Co. LLC*                               3.13-3.15        04/01/08           20,021,000
    5,000   Ranger Funding Co. LLC*                                  4.13           04/11/08            4,994,264
    5,000   Thunder Bay Funding LLC*                                 3.28           04/18/08            4,992,256
                                                                                                   --------------
                                                                                                      112,482,273
                                                                                                   --------------
            Asset-Backed - Corporate (2.2%)
   15,000   Atlantis One Funding*                                    3.10           05/09/08           14,950,917
   21,000   CIESCO LLC*                                            3.10-3.33   04/14/08-05/07/08       20,951,978
   13,000   Nieuw Amsterdam Receivables Corp.*                       3.25      05/15/08-05/16/08       12,947,458
                                                                                                   --------------
                                                                                                       48,850,353
                                                                                                   --------------
            Asset-Backed -  Diversified (1.1%)
   35,000   Liberty Street Funding LLC*                            2.95-3.05   05/28/08-05/29/08       24,880,035
                                                                                                   --------------
            Asset-Backed - Securities (6.1%)
   15,000   Amstel Funding Corp.*                                    3.50           06/27/08           14,889,437
   29,000   Cancara Asset Sec LLC*                                 3.15-3.91   04/21/08-05/23/08       28,901,339
   15,000   Scaldis Capital LLC*                                     4.15           04/15/08           14,975,792
   75,000   Solitaire Funding LLC*                                 3.12-3.24   06/04/08-07/07/08       74,511,017
                                                                                                   --------------
                                                                                                      133,277,584
                                                                                                   --------------
            Banking (4.2%)
   68,500   Citigroup Funding Inc.                                 3.17-4.65   04/11/08-05/21/08       68,283,189
   24,000   HSBC USA Inc.                                            4.66           04/14/08           23,959,613
                                                                                                   --------------
                                                                                                       92,242,802
                                                                                                   --------------
            Finance-Auto (0.2%)
    4,000   Toyota Motor Credit Corp.                                3.92           08/07/08            3,944,249
                                                                                                   --------------
            Finance-Consumer (2.3%)
   50,000   American Express CR Corp.                              2.48-3.03   06/05/08-06/17/08       49,733,660
                                                                                                   --------------
            Financial Conglomerates (3.4%)
   75,000   General Electric Capital Corp.                         2.45-4.00   07/07/08-12/08/08       74,060,131
                                                                                                   --------------
            Insurance (0.5%)
   10,000   ING America Insurance Holding Inc.                       4.30           04/10/08            9,989,250
                                                                                                   --------------
            International Banks (17.8%)
    9,325   Bank of Montreal                                         4.94           04/16/08            9,305,806
   20,450   Bank of Ireland*                                         3.18           04/25/08           20,406,646
   36,000   Barclays U.S. Funding LLC                              2.89-3.10   05/09/08-11/17/08       35,630,844
   33,000   DNB Nor Bank ASA*                                      3.12-4.66   04/03/08-05/30/08       32,894,368
   23,000   KBC Financial Products International*                  2.98-4.78   05/07/08-07/03/08       22,852,319
   64,000   Royal Bank of Scotland GP*                             2.88-4.82   04/28/08-08/14/08       63,446,959
   47,000   Santander Central Hispano Finance (Delaware) Inc.      2.66-4.64   05/07/08-08/18/08       46,664,416
   61,000   Societe Generale N.A., Inc.                            3.67-4.83   04/21/08-07/21/08       60,603,950
   37,000   Swedbank Mortgage AB                                   3.05-4.27   04/09/08-05/02/08       36,941,076
   61,000   UBS Finance (Delaware) LLC                             2.67-4.86   04/30/08-08/15/08       60,501,397
                                                                                                   --------------
                                                                                                      389,247,780
                                                                                                   --------------

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
            Investment Banks/Brokers (1.0%)
   10,000   Goldman Sachs Group Inc.                                 3.95           05/23/08           22,868,772
                                                                                                   --------------
            TOTAL COMMERCIAL PAPER (Cost $1,019,971,181)                                            1,019,971,181
                                                                                                   --------------
            CERTIFICATES OF DEPOSIT (28.6%)
            Domestic Banks  (1.8%)
   11,000   Harris NA                                                3.00           08/06/08           11,000,000
   13,700   Union Bank of California, NA                             3.05           05/29/08           13,700,000
   16,000   Wachovia Bank, NA                                      4.20-4.90   04/30/08-07/11/08       16,019,327
                                                                                                   --------------
                                                                                                       40,719,327
                                                                                                   --------------
            International Banks (26.8%)
    5,000   BNP Paribas                                              4.25           07/09/08            5,017,353
   51,000   Banco  Santander SA-NY                                 3.01-3.05   07/31/08-08/22/08       51,001,394
   30,000   Bank of Montreal - Chicago                             3.00-5.09   04/18/08-08/07/08       30,001,556
   78,000   Bank of Scotland -                                     2.65-4.91   05/01/08-09/12/08       77,999,377
   57,000   Barclays Bank plc                                      2.50-5.20   04/10/08-11/24/08       57,007,162
   25,000   Calyon                                                 3.03-3.97   06/16/08-07/25/08       25,005,402
    7,000   Canadian Imperial Bank                                   4.65           04/30/08            6,999,705
   60,000   Fortis Bank - New York                                 2.61-3.15   05/28/08-07/28/08       60,000,000
   76,700   NATIXIS                                                2.72-5.23   05/01/08-08/04/08       76,715,295
   16,000   Royal Bank of Scotland plc                             4.70-4.96   04/14/08-04/30/08       16,000,316
   27,000   Societe Generale                                       2.88-5.08   04/04/08-09/04/08       27,000,000
   18,800   Svenska Handelsbanken -                                  5.13           04/07/08           18,800,000
   86,000   Toronto Dominion Bank                                  2.65-4.86   06/20/08-09/30/08       86,000,000
   48,500   UBS AG                                                 2.87-4.96   05/01/08-09/02/08       48,500,249
                                                                                                   --------------
                                                                                                      586,047,809
                                                                                                   --------------
            TOTAL CERTIFICATES OF DEPOSIT (Cost $626,767,136)                                         626,767,136
                                                                                                   --------------
            REPURCHASE AGREEMENTS (19.1%)
   70,000   Banc of America Securities, LLC (dated 03/31/08;
               proceeds $70,005,056)  (a)                            2.60           04/01/08           70,000,000
  267,500   Barclays Capital, Inc. (dated 03/31/08;
               proceeds $267,519,201)  (b)                         2.50-2.75        04/01/08          267,500,000
   80,000   Deutsche Bank Securities, Inc. (dated 03/31/08;
               proceeds $80,006,889)  (c)                            3.10           04/01/08           80,000,000
                                                                                                   --------------
            TOTAL REPURCHASE AGREEMENTS (Cost $417,500,000)                                           417,500,000
                                                                                                   --------------
            FLOATING RATE NOTES  (2.8%)
            Domestic Banks(0.4%)
    9,000   Wachovia Bank, NA                                        2.65+          06/27/08#           8,992,944
                                                                                                   --------------
            Finance-Auto (0.7%)
   15,000   American Honda Finance Corp.*                            3.15+          05/06/08#          15,000,000
                                                                                                   --------------
            International Banks (1.7%)
   15,000   Banco Bilbao Vizcaya Argentaria-                         4.65+          04/03/08#          14,999,971
   10,000   Caja de Ahorros y Monte de Piedad de Madrid*             4.04+          04/21/08#          10,000,000
   13,500   Unicredito Italiano SpA                                  3.14+          05/06/08#          13,499,483
                                                                                                   --------------
                                                                                                       38,499,454
                                                                                                   --------------
            TOTAL FLOATING RATE NOTES  (Cost $62,492,398)                                              62,492,398
                                                                                                   --------------
            U.S GOVERNMENT AGENCIES Discount Notes (1.5%)
   15,000   Federal Home Loan Banks                                2.52-4.14   06/13/08-08/06/08       14,869,125
    7,000   Federal National Mortgage Association                    4.30           04/23/08            6,981,606
   11,000   Freddie Mac                                              2.15           07/21/08           10,927,079
                                                                                                   --------------
            TOTAL U.S GOVERNMENT AGENCIES (Cost $32,777,810)                                           32,777,810
                                                                                                   --------------

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
            SHORT-TERM BANK NOTE (0.7%)
   15,000   Bank of America, NA (Cost $15,000,000)                   4.75           04/07/08           15,000,000
                                                                                                   --------------
            EXTENDIBLE NOTE (0.5%)
   10,000   Wachovia Bank, NA (Cost $10,000,000)                     4.75           04/04/08           10,000,000
                                                                                                   --------------
            TOTAL INVESTMENTS (Cost $2,184,508,525) (d )                             99.8%          2,184,508,525
            OTHER ASSETS IN EXCESS OF LIABILITIES                                     0.2               4,981,251
                                                                               -----------------   --------------
            NET ASSETS                                                               100.0%        $2,189,489,775
                                                                               =================   ==============

----------
*    Resale is restricted to qualified institutional investors.

+    Rate shown is the rate in effect at March 31, 2008.

#    Date of next interest rate reset.

(a) Collateralized by High Grade Structured 0.00% due 04/10/08 valued at $71,400,000.

(b) Collateralized by Federal National Mortgage Securities 5.50%-6.00% due 06/01/34-03/01/38 valued at $183,655,545 and Freddie Mac 5.50%-6.00% due
     06/01/35-09/01/37 valued at $89,194,456.

(c) Collaterized by Reliant Energy(Centerpoint Energy) 7.75% due 02/15/11 valued at $11,404,716, Qwest Corporation 7.50% due 10/01/14 valued at $5,661,562, Panhandle Eastern Pipeline 6.05% due 08/15/13 valued at $10,444,306, May Department Stores 7.625% due 08/15/13 valued at $10,436,097, The Kroger Company 6.75% due 04/15/12 valued at $11,003,650,
     Ametek Inc. 7.20% due 07/15/08 valued at $10,767,330, Alberto-Culver Company 6.375% due 06/15/28 valued at $11,399,749 and Waste Management Inc. 7.10% due 05/09/09 valued at $10,482,591.

(d)  Cost is the same for federal income tax purposes.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Money Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2008


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